Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current income tax
Current year	¥ 81,365	$ 11,454	¥ 72,909	¥ 48,856
(Over)/under provision in respect of prior years	27,837	3,919	27,406	(21,523)
Deferred tax
Movement in temporary differences	(14,837)	(2,089)	(41,147)	16,483
(Over)/under provision in respect of prior years	54,131	7,620	(103)	0
Consolidated income tax expense reported in the statement of profit or loss	¥ 148,496	$ 20,904	¥ 59,065	¥ 43,816